Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Finance costs.
Interest expenses - third party loans	$ 95,500	$ 70,149		$ 270,491	$ 180,463
Interest expense - withholding tax paid on bond interest	4,233	4,233		10,974	8,597
Unwinding of discount on decommissioning liability	2,360	2,556		6,941	5,223
Interest and finance charges paid/payable for lease liabilities	16,121	14,013		47,323	36,813
Net foreign exchange loss arising from financing - unrealized	118,485	81,964		1,268,855	43,302
Net foreign exchange loss arising from financing - realized	10,325	56,966		117,377	120,655
Net foreign exchange loss on derivative instruments-unrealized	3,247			65,356	2,111
Fair value loss on embedded options	5,260	620		4,510	162,950
Fees on loans and financial derivatives	6,462	3,722		12,395	13,967
Finance costs	$ 261,993	$ 234,223	[1]	$ 1,804,222	$ 574,081	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.